PENSION AND OTHER RETIREMENTS BENEFITS - Target Allocation of Plan Assets (Details) - Pension Plan	Dec. 31, 2020
Minimum | Cash and cash equivalents
Defined Benefit Plan Disclosure
Asset classes, target ranges (as a percent)	0.00%
Minimum | Fixed income securities
Defined Benefit Plan Disclosure
Asset classes, target ranges (as a percent)	45.00%
Minimum | Equity securities
Defined Benefit Plan Disclosure
Asset classes, target ranges (as a percent)	0.00%
Maximum | Cash and cash equivalents
Defined Benefit Plan Disclosure
Asset classes, target ranges (as a percent)	17.00%
Maximum | Fixed income securities
Defined Benefit Plan Disclosure
Asset classes, target ranges (as a percent)	100.00%
Maximum | Equity securities
Defined Benefit Plan Disclosure
Asset classes, target ranges (as a percent)	28.00%